Accumulated other comprehensive loss (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Equity [Abstract]
Unrealized losses from changes in fair value of financial instruments	$ 2,052	$ 5,839	$ 24,320	$ 9,490